SUPPLEMENT DATED APRIL 1, 2026

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective May 1, 2026, Columbia Variable Portfolio – Large Cap Growth Fund has changed its name to Columbia Variable Portfolio – Cornerstone Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.